Leases - Operating Lease Costs (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease costs	$ 4,370	$ 2,976
Variable lease costs	976	905
Short-term lease costs	39	140
Total lease costs	$ 5,385	$ 4,021